Revenue - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current contract assets	$ 10,856	$ 3,286
Current contract assets	35,193	25,370
Non-current contract liabilities	73,261	57,017
Current contract liabilities	59,183	$ 36,915
Not later than five years | Performance obligations satisfied over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	$ 383,000
Period of revenue recognition	5 years
Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current contract assets materialize period	2 years
Noncurrent contract liabilities revenue recognition period	2 years
Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current contract assets materialize period	3 years
Noncurrent contract liabilities revenue recognition period	6 years